Label	Element	Value
Amplify BlackSwan ISWN ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AMPLIFY BLACKSWAN ISWN ETFSummary Information
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Amplify BlackSwan ISWN ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S-Network International BlackSwan Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2021, the Fund’s portfolio turnover rate was 123% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index, which will primarily include U.S. Treasury securities and long-dated call options (“LEAP Options”) on the iShares MSCI EAFE ETF (“EFA”). The Fund is not a money market fund. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund’s investment sub-advisers, ARGI Investment Services, LLC (“ARGI”) and Toroso Investments, LLC (“Toroso,” and with ARGI, the “Sub-Advisers”), manage the investment of the Fund’s assets. The index provider is S-Network Global Indexes, Inc. (“S-Network” or the “Index Provider”). The Index Provider is not affiliated with the Fund, Amplify Investments LLC (the “Adviser”) or either Sub-Adviser.

The Index is a rules-based, quantitative index that seeks to provide capital protection against the unpredictable, rare and highly disruptive events that have come to be referred to as “Black Swans.” The Index’s strategy is designed to allow for some participation in the investment gains experienced by EFA while providing the opportunity for a buffer against significant losses through the Index’s target portfolio weighting of approximately 90% U.S. Treasury securities. The EFA tracks an index that measures the equity market performance across 21 developed markets outside of the U.S. and Canada and may include large or mid-capitalization companies.

The Index seeks to provide such returns by allocating approximately 10% of its index market capitalization to a portfolio of LEAP Options on EFA and approximately 90% of its index market capitalization in a portfolio of U.S. Treasury securities. The EFA LEAP Options provide the exposure to the MSCI EAFE Index. Due to the terms of these EFA LEAP Options (which are discussed in more detail below), these positions allow the equity portion of the Index to participate in approximately 70% of the upside experienced by EFA over a full market cycle. The U.S. Treasury securities portion of the portfolio is included to help mitigate against significant losses. By allocating approximately 90% of its index market capitalization to U.S. Treasury securities, the Index seeks to create a portfolio buffer that is positioned to preserve capital in the event of a “Black Swan” event. The Index is not designed to provide investment returns that correspond closely with the returns of the MSCI EAFE Index. The Fund is not an appropriate investment for investors who seek such returns.

The EFA LEAP Options portfolio is composed of in-the-money LEAP Options that, at the time of purchase, have expirations of at least one year and one day in the future and expire in either June or December, as applicable. The EFA LEAP Options purchased by the Fund are sold exclusively on the New York Stock Exchange and bought outright by the Fund. The EFA Leap Options are subject to customary brokerage costs in addition to the current market price for the Options (i.e. option premium). An “in-the-money” option contract is an option contract with a strike price that is below the current price of the underlying reference asset. For the EFA LEAP Options in which the Fund invests, the reference asset is EFA. The LEAP Options will generally have a delta of 70 at the time of purchase, meaning that for every $1.00 of movement in the share price of EFA, each LEAP Option will have a corresponding movement of $0.70. Therefore, while not subject to a return cap when EFA experiences gains, the Index generally only participates in approximately 70% of the gains experienced by EFA over a full market cycle. When EFA experiences losses, the EFA LEAP Options portfolio participates in approximately 70% of such losses experienced by EFA, but those losses are mitigated by the Index’s approximately 90% position in U.S. Treasury securities.

The U.S. Treasury securities portfolio is composed of U.S. 2-, 3-, 5-, 7-, 10- and 30-Year Treasury securities that cumulatively provide a portfolio duration that matches the initial duration of the U.S. 10-Year Treasury Note. This duration was selected as the Index’s target duration based upon the principle that the return on intermediate-term U.S. Treasury securities tends not to correlate with those of the U.S. equities markets. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security’s expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a duration of 10 years would be expected to drop by approximately 10% in response to a 1% increase in interest rates.

The Index reconstitutes and rebalances every June and December. At each June reconstitution, the Index liquidates its existing June LEAP Options and purchases LEAP Options that expire the following June. The December LEAP Option positions will remain unchanged at each June reconstitution. At each December reconstitution, the Index liquidates its existing December LEAP Options and purchases LEAP Options that expire the following December. The June LEAP Options positions will remain unchanged at each December reconstitution. So as to maintain the desired allocation of the portfolio, net gains or losses derived from the reconstitutions of the LEAP Options positions are added to or subtracted from the U.S. Treasury securities portfolio at each reconstitution. The Index also rebalances the U.S. Treasury securities portfolio any time the portfolio’s target duration deviates by more than 0.5 years. For more information regarding the Index methodology, please see the section entitled “Additional Information About the Fund’s Strategies and Risks.”

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. As of the date of the Prospectus, the Fund has significant exposure to companies in the financials sector, and companies based in Japan.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index, which will primarily include U.S. Treasury securities and long-dated call options (“LEAP Options”) on the iShares MSCI EAFE ETF (“EFA”).To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objective will be achieved.

Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Authorized Participant Concentration Risk. Only an authorized participant (as defined in “Purchase and Sales of Shares”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund’s net asset value and possibly face delisting.

Below Net Asset Value Risk. The net asset value of Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade below (discount), at or above (premium) their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Cash Transactions Risk. The Fund intends to effectuate creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund (“ETF”) that effects its creations and redemption for in-kind securities. Because the Fund will effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of Shares may result in capital gains or losses and may also result in higher brokerage costs. Consequently, an investment in the Fund may be less tax-efficient than investments in other ETFs. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Shares in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for other ETFs.

Cyber Security Risk. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Derivatives Risk. The use of derivative instruments, such as options contracts, can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund’s portfolio manager uses derivatives to enhance the Fund’s return or as a substitute for a position or security, rather than to hedge (or offset) the risk of a position or security held by the Fund. The use of derivatives presents risks different from, and greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Financials Companies Risk. Through its investments on EFA LEAP Options, the Fund is subject to certain risks associated with investments in the securities of financials companies. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans), competition from new entrants and blurred distinctions in their fields of business.

Fluctuation of Net Asset Value Risk. The Fund is generally subject to liquidity risk that may affect the market for Shares as compared to the underlying value of the Fund’s investments. The net asset value of Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Foreign Investment Risk. Through its investments on EFA LEAP Options, the Fund is subject to certain risks associated with investments in the securities of non-U.S. companies. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of foreign companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on foreign investments and exchange of securities; and less government supervision and regulation of issuers in foreign countries. Prices of foreign securities also may be more volatile.

Income Risk. The income from debt securities could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Fund generally will have to invest the proceeds from sales of their shares, as well as the proceeds from maturing portfolio securities, or portfolio securities that have been called, in lower-yielding securities.

Index Provider Risk. The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of their Index, as published by their Index Provider. There is no assurance that the Index Provider will compile its Index accurately, or that the Index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the Index is designed to achieve, the Index Provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in its indices, and it does not guarantee that its Index will be in line with its methodology.

Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security’s expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Japan Risk. Through its investments on EFA LEAP Options, the Fund is subject to certain risks associated with investments in the securities of Japanese issuers. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economy is characterized by government intervention and protectionism, reliance on oil imports, an unstable financial services sector and relatively high unemployment. Its economy is heavily dependent on international trade and has been adversely affected by tariffs and competition from emerging economies. Japan’s geography also subjects it to an increased risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, all of which could negatively impact the Fund’s investments.

Limitations of Intraday Indicative Value Risk. The Exchange intends to disseminate the approximate per share value of the Fund’s published basket of portfolio securities every 15 seconds (the ‘‘intraday indicative value’’ or ‘‘IIV’’). The IIV should not be viewed as a ‘‘real-time’’ update of the NAV per Share because (i) the IIV may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day, (ii) the calculation of NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV, (iii) unlike the calculation of NAV, the IIV does not take into account Fund expenses, and (iv) the IIV is based on the published basket of portfolio securities and not on the Fund’s actual holdings. The IIV calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close, which could affect premiums and discounts between the IIV and the market price of the Shares. The Fund, Adviser, Sub-Advisers, and their affiliates, are not involved in, or responsible for, any aspect of the calculation or dissemination of the Fund’s IIV, and the Fund, Adviser, Sub-Advisers, and their affiliates, do not make any warranty as to the accuracy of these calculations.

Liquidity Risk. In the event that trading in the underlying LEAP Options is limited or absent, the value of the Fund’s LEAP Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the LEAP Options. The trading in LEAP Options may be less deep and liquid than the market for certain other securities. In a less liquid market for the LEAP Options, terminating the LEAP Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In such a market, the liquidation of a large number of options may more significantly impact their price.

Loss Mitigation Risk. There is no guarantee that the strategy utilized by the Index will be successful in its attempt to mitigate against significant losses. Although the Fund invests approximately 90% of its net assets in U.S. Treasury securities, in the event that a rise in interest rates coincides with a decline in the securities to which the EFA has exposure, the Fund may experience losses in excess of 10%.

Market Risk. Market risk is the risk that a particular security owned by the Fund or the Shares in general may fall in value, including the possible loss of the entire principal amount that you invest. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices, and changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility. Overall security values could decline generally or could underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the COVID-19 pandemic and efforts to contain its spread resulted in extreme volatility in the financial markets. While the development of vaccines has slowed the spread of the disease, there is no guarantee that the vaccines will be effective against emerging variants of the disease. As the global pandemic illustrated, such events may affect certain regions, sectors and industries more significantly than others. Such events could also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions to trading markets. Any of such circumstances could materially negatively impact the value of the Fund’s Shares and result in increased market volatility. During any such events, the Fund’s Shares may trade at an increased premium or discount to its NAV.

Mid-Capitalization Risk. Through its investments on EFA LEAP Options, the Fund is subject to certain risks associated with investments in the securities of mid-capitalization companies. Mid-capitalization companies may be less stable and more susceptible to adverse developments in comparison to large-capitalization companies. Additionally, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.

New Fund Risk. The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger Fund.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund’s portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund’s portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

Non-Diversification Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Advisers seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Options Risk. Investing in options, including LEAP Options, and other instruments with option-type elements may increase the volatility and/or transaction expenses of the Fund. An option may expire without value, resulting in a loss of the Fund’s initial investment and may be less liquid and more volatile than an investment in the underlying securities. The Fund’s ability to close out its position as a purchaser of a call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund may also purchase over-the-counter call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed call options. In some instances, over-the-counter call options may expose the Fund to the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

Passive Investment Risk. The Fund is not actively managed. The Fund invests in securities included in or representative of its Index regardless of their investment merit. The Fund generally will not attempt to take defensive positions in declining markets.

Tax Risk. Gains or losses on options contracts not qualifying as “Section 1256 contracts” under the Code would be realized upon disposition, lapse or settlement of the positions, and, often, would be treated as short-term gains or losses. If positions held by the Fund were treated as “straddles” for federal income tax purposes, dividends on such positions would not constitute qualified dividend income subject to favorable income tax treatment. Gains or losses on positions in a straddle are subject to special (and generally disadvantageous) tax rules.

Trading Issues Risk. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

U.S. Treasury Securities Risk. U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury securities to decline.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.amplifyetfs.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amplifyetfs.com
Amplify BlackSwan ISWN ETF | Amplify BlackSwan ISWN ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
1 YEAR	rr_ExpenseExampleYear01	$ 50
3 YEARS	rr_ExpenseExampleYear03	157
5 YEARS	rr_ExpenseExampleYear05	274
10 YEARS	rr_ExpenseExampleYear10	$ 616